NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS - Schedule of Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	170,814	76,834	170,814	54,832
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	30,588	4,368	30,588	0
Preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	0	10,826	0	0
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	18,311	6,808	18,311	0
Restricted stock and restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	52,064	54,832	52,064	54,832
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	68,126	0	68,126	0
SPAC Vesting Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net loss per share (in shares)	1,725	0	1,725	0